Investment Securities	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Investments, Debt and Equity Securities [Abstract]
Investment Securities
6)	INVESTMENT SECURITIES
As of both November 26, 2022 and February 26, 2022, the Company’s long-term available-for-sale
investment securities represented approximately $20.3 million par value of auction rate securities, less temporary valuation adjustments of approximately $1.1 million as of both November 26, 2022 and February 26, 2022. Since these valuation adjustments are deemed to be temporary, they are recorded in accumulated other comprehensive loss, net of a related tax benefit, and did not affect the Company’s net earnings. The Company had no short-term available-for-sale
investment securities as of both November 26, 2022 and February 26, 2022.

5.	INVESTMENT SECURITIES
As of both February 26, 2022 and February 27, 2021, the Company’s long term available-for-sale
investment securities represented approximately $20.3 million par value of auction rate securities, less temporary valuation adjustments of approximately $1.1 million and $0.8 million, respectively. Since these valuation adjustments are deemed to be temporary, they are recorded in accumulated other comprehensive loss, net of a related tax benefit, and did not affect the Company’s net earnings. The Company had no short-term available-for-sale
investment securities as of February 26, 2022 or February 27, 2021.